Financial Instruments - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 204,747	$ 204,097
Financial liabilities	134,604	138,381
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	42,426	27,963
Financial liabilities	$ 434,898	$ 348,753